10. Concentrations (Details 1)	Sep. 30, 2012	Dec. 31, 2011
Concentrations Details 1
Customer 1	22.10%	53.40%
Customer 2	15.00%	17.30%
Customer 3	15.00%	0.00%
Totals	52.10%	70.70%